Investments (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments	$ 8,172	$ 7,732
Private Company Investments [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments	$ 13	$ 0